Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Decrease in other expenses due to one percent increase in discount rate	$ 0.2	$ 0.2
Increase in other expenses due to one percent decrease in discount rate	$ 0.2	$ 0.2